Accrued Liabilities - Related Parties (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accrued Payroll [Abstract]
Schedule of Accrued Liabilities and Expenses

Accrued liabilities and expenses as of June 30, 2026 and December 31, 2025 consist of the following:

	June 30, 2026	December 31, 2025
Board of Director fees	$43,750	$50,000
Tax reimbursement	5,514,423	-
Total	$5,558,173	$50,000
Accrued liabilities and expenses as of December 31, 2025 and 2024 consist of the following:
	December 31, 2025	December 31, 2024
Board of Director fees	$50,000	$100,000
Total	$50,000	$100,000

Schedule of Accrued Liabilities - Related Party Activity

Below is a summary of the accrued liabilities - related party activity during the three months ended June 30, 2026:

Balance, April 1, 2026	$18,750
Trinity related party liabilities acquired – tax reimbursement	6,314,423
KiNRG accrued board of directors fees	25,000
Trinity payments for related party tax reimbursement	(800,000)
Balance, June 30, 2026	$5,558,173